BORROWINGS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Line Items]
Maximum bank credit facilities	$ 656,736,068	$ 759,673,982
Available bank credit facilities	66,306,284	96,154,884
Short-term	595,433,960	667,682,811
Carrying amount of property plant and equipment secured for borrowing	470,327,154	511,097,611
Carrying amount of prepaid land use right secured for borrowing	$ 26,539,709	$ 34,555,805
Short-term
Weighted average interest rate (as a percent)	4.85%	5.65%	5.75%
Interest expense
Interest expense incurred	$ 33,939,704	$ 43,417,785	$ 49,261,829
Interest expense capitalized			$ 246,027
ReneSola Zhejiang [Member]
BORROWINGS [Line Items]
Short-term	323,339,957
ReneSola Jiangsu [Member]
BORROWINGS [Line Items]
Short-term	20,164,200
Sichuan Ruiyu [Member]
BORROWINGS [Line Items]
Short-term	7,201,500
Zhejiang Integration [Member]
BORROWINGS [Line Items]
Short-term	2,880,600
Mr. Xianshou Li and his family [Member]
BORROWINGS [Line Items]
Guarantees provided by related party for debt	292,380,900	318,008,380
Credit facilities [Member]
BORROWINGS [Line Items]
Secured borrowings	$ 590,429,784	$ 663,519,098
Long-term [Member]
Long-term
Weighted average interest rate (as a percent)	6.80%	6.58%	6.91%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term	$ 390,898,024	$ 307,558,955
Secured borrowings	$ 28,835,700	$ 9,294,218